Related Party Transactions and Balances - Schedule of Relationship with Major Related Parties (Details)	6 Months Ended
Jun. 30, 2026
Chee Hoong Lew (“Mr. Lew”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director and one of the controlling shareholders
Yew Chean Lim (“Ms. Lim”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director of Win-Fung
Wai Boon Law (“Ms. Law”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director of Win-Fung
Chung Kin Loo (“Mr. Loo”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director of GKI
Flakeshield Sdn Bhd (“Flakeshield”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Mr. Lew owns 50%
Acmos (M) Sdn Bhd (“Acmos”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Mr. Lew owns 90%
Kirby Swim Equip Pty Ltd (“Kirby Australia”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Ms. Law ultimately owns 35%
Kirby Swim Equipment Pte Ltd (“Kirby Singapore”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Ms. Law owns 35%
One Fatboyz Limited (“OFL”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Shareholder of the Company
Snow Bear Capital Limited (“SBCL”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Shareholder of the Company
Carlico International Group Holdings Limited (“Carlico”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	An investee of GKI, owns 35% [1]

[1]	Carlico became an investee of the Company on May 15, 2025 (Note 9).